SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

	December 31,	December 31,
	2023	2022
Current assets	$485,789	$702,484
Property and equipment, net	71,121	180,072
Right of Use Lease Assets, net	119,056	227,603
Other non-current assets	-	115,186
Total assets	675,966	1,225,345
Total current liabilities	6,960,419	6,127,461
Total non-current liabilities	262,384	362,885

	For the years ended
	December 31,
	2023	2022	2021
Revenue	$2,457,246	$1,738,752	$12,258,451
Cost of revenue	747,206	1,309,778	9,418,606
Operating expenses	2,988,017	2,667,254	3,923,748
Net loss	(1,435,993)	(2,695,110)	(1,099,792)

	December 31,
	2023	2022	2021
Net cash (used in) provided by operating activities	$(199,661)	$238,434	$(8,500,703)
Net cash used in investing activities	(1,745)	-	(81,197)
Net cash provided by (used in) financing activities	111,051	(856,123)	1,826,612
Effect of changes of foreign exchange rate on cash	(2,711)	292,532	155,891
Net decrease in cash and cash equivalents	(93,066)	(325,157)	(6,599,397)

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Estimated Useful Life
Computers and accessories	3 years
Vehicle	5 years
Office Equipment	5 years
Leasehold improvement	5 years

SCHEDULE OF NET REVENUE

The following table sets forth the breakdown of our net revenue for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31
	2023		2022		2021
	Net	% of total	Net	% of total	Net	% of total
Product category	revenue	revenue	revenue	revenue	revenue	Revenue
Grains, oil, and spices	$98,336	0.9%	$473,481	4.3%	$3,103,217	25.3%
Beverages, alcohol and tea	$1,527,256	13.9%	$300,799	2.6%	$1,808,015	14.7%
Other food	$643,524	5.9%	$726,158	6.6%	$1,070,054	8.7%
Meat, poultry and eggs	$42,616	0.4%	$269,880	2.6%	$5,355,829	43.7%
Fresh fruits and vegetables	$74,009	0.7%	$311,594	2.8%	$597,828	4.9%
Groceries	$126,459	1.2%	$43,980	0.4%	$169,501	1.4%
Dried seafood	$1,283	0.1%	$18,326	0.2%	$41,088	0.3%
Technology Services	$8,463,946	76.9%	$8,834,353	80.5%	$112,919	1.0%
Total	$10,977,429	100%	$10,978,571	100%	$12,258,451	100%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Year End	Average
12/31/2023	7.0999	7.0809
12/31/2022	6.8972	6.7290
12/31/2021	6.3757	6.4508